Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of Future Minimum Lease Payments

Future minimum lease payments under non-cancelable operating leases under ASC 842 as of December 31, 2022 are as follows:

Operating Lease Payments

Jan 2023 – Dec 2023	$200,927
Jan 2024 – Dec 2024	33,673
Total future minimum lease payments	234,600

Less: present value adjustment	(4,993)
Operating lease liabilities at December 31, 2022	229,607
Less: current portion of operating lease liabilities	(196,081)
Operating lease liabilities, net of current portion	$33,526

Schedule of Rent Expense and Supplemental Cash Flow Information Related to Leases

The components of rent expense and supplemental cash flow information related to leases for the period are as follows:

Year Ended December 31, 2022
Lease Cost

Operating lease cost (included in General and administrative expenses in the Company’s Consolidated Statements of Operations)	$197,154

Other information

Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2022	$180,786

Weighted average remaining lease term – operating leases (in years)	1.2

Average discount rate	3.5%